Fair Value Measurement	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurement

10. FAIR-VALUE MEASUREMENT

As of December 31, 2017 and 2018, the financial assets and liabilities measured at fair value on a recurring basis mainly consist of the available-for-sale investments, such as the convertible bonds and redeemable preferred shares, which are recorded in short-term and long-term investments. The fair value hierarchy of these investments as of December 31, 2017 and 2018 are as follows:

	As of December 31, 2017
Description	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
	RMB	RMB	RMB	RMB
Convertible bonds	—	14,130	—	14,130
Redeemable preferred shares	—	20,077	—	20,077
Total:	—	34,207	—	34,207

	As of December 31, 2018
Description	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
	RMB	RMB	RMB	RMB
Convertible bonds	—	50,482	—	50,482
Redeemable preferred shares	—	84,169	—	84,169
Total:	—	134,651	—	134,651

The Group measured the fair value of the convertible bonds based on the respective principals, expected returns and the estimated conversion value. Those convertible bonds are classified as level 2 measurement.

The Group measured the fair value of the redeemable preferred shares based on the recent transactions. Recent transactions include the purchase price agreed by an independent third party for an investment with similar terms. This investment is classified as level 2 measurement.

No transfers occurred between different level fair-value measurements during the years presented.

For equity securities without readily determinable fair value for which the Group elected to use the measurement alternative starting in 2018, the investment is measured at fair value on a nonrecurring basis whenever there is an impairment or any changes resulting from observable price changes in an orderly transaction for the identical or a similar investment of the same issuer. The fair value of the investment was categorised as level 2 in the fair value hierarchy. When evaluating the impairment of these investments, inputs considered primarily include pricing of recent rounds of financing, future cash flow forecasts, liquidity factors, discount rate, and the selection of comparable companies operating in similar businesses.

During the year ended December 31, 2018, the Group recorded an impairment charge amounting to RMB7,590 related to one of its equity method investment and one of its available for sale investment. The fair value of the investment was based on the future cash flow forecast using significant unobservable inputs and represented a Level 3 measurement.